Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting fees	$ 579	$ 1,463	$ 1,085
M&A and corporate finance fees	804	1,102	736
Brokerage fees	3,484	4,382	4,132
Investment fund fees	4,942	5,790	5,289
Portfolio management and related services	9,059	9,762	8,009
Other	1,920	1,874	1,710
Total fee and commission income	20,789	24,372	20,961
Total fee and commission expense	1,823	1,985	1,775
Net fee and commission income	18,966	22,387	19,186
Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	12,990	14,545	12,475
Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,654	1,644	1,426
Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	2,840	3,337	3,129
Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,296	4,814	3,882
Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	10	33	49
of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	14,229	15,410	13,009
of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	6,492	8,692	7,491
of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	68	269	461
UBS AG
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting fees	633	1,512	1,104
M&A and corporate finance fees	804	1,102	736
Brokerage fees	3,487	4,383	4,132
Investment fund fees	4,942	5,790	5,289
Portfolio management and related services	9,059	9,762	8,009
Other	1,921	1,874	1,712
Total fee and commission income	20,846	24,422	20,982
Total fee and commission expense	1,823	1,985	1,775
Net fee and commission income	19,023	22,438	19,207
UBS AG | Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	12,990	14,545	12,475
UBS AG | Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,657	1,645	1,427
UBS AG | Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	2,840	3,337	3,129
UBS AG | Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,350	4,863	3,901
UBS AG | Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	10	33	50
UBS AG | of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	14,229	15,410	13,010
UBS AG | of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	6,550	8,743	7,512
UBS AG | of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	$ 68	$ 269	$ 461